Investment in material joint ventures	12 Months Ended
Dec. 31, 2020
Investment in material joint ventures
Investment in material joint ventures

12. Investment in material joint venture

Investment in material joint venture is comprised of the Group’s approximate 42% investment in Trivium, which is incorporated in the Netherlands, with corporate offices in Amsterdam. The remaining approximate 58% is held by Ontario Teachers’ Pension Plan Board (“Ontario Teachers”). As the Group jointly controls both the financial and operating policy decisions of Trivium, the investment is accounted for under the equity method. The shareholders of Trivium have entered into a Shareholders Agreement, dated October 31, 2019, which governs their relationship as owners of Trivium, including in respect of the governance of Trivium and its subsidiaries, their ability to transfer their shares in Trivium and other customary matters.

The following table provides aggregated financial information for Trivium as it relates to the amounts recognized by Ardagh in the income statement, statement of comprehensive income and statement of financial position.

	Period ended December 31,
	2020	2019
	$'m	$'m
Investment in joint venture	390	375
Loss for the period	(48)	(49)
Other comprehensive income	29	7
Total comprehensive loss	(19)	(42)

Summarized financial information, as of the date these consolidated financial statements were authorized for issue, for Trivium for the twelve months ended and as at December 31, 2020 and for the two months ended and as at December 31, 2019, is set out below:

	Period ended December 31,
	2020 (i)	2019 (ii)
	$'m	$'m
Revenue	2,656	351
Expenses	(2,617)	(408)
Operating profit/(loss)	39	(57)
Net finance expense	(158)	(56)
Loss before tax	(119)	(113)
Income tax credit/(expense)	5	(1)
Loss after tax	(114)	(114)

(i)

The income statement for the period ended December 31, 2020 includes exceptional items of $35 million, in accordance with Ardagh accounting policy, of which $2 million is in respect of exceptional interest income. and $160 million of non-exceptional interest expense. Also included is depreciation and amortization of $285 million (inclusive of a measurement period adjustment of $19 million) and income tax credit of $5 million (inclusive of a measurement period adjustment of $6 million).

(ii)

The income statement for the two-month period ended December 31, 2019 includes $92 million in relation to exceptional items of which $31 million is in respect of exceptional interest expense. Also included is $25 million of non-exceptional interest expense.

	At December 31,
	2020	2019
	$'m	$'m
Non-current assets	4,644	4,109
Current assets (iii)	891	924
Total assets	5,535	5,033

Total equity	839	875
Non-current liabilities (iv)	3,892	3,444
Current liabilities (v)	804	714
Total liabilities	4,696	4,158
Total equity and liabilities	5,535	5,033

(iii)	Includes cash and cash equivalents of $0.2 billion.
(iv)	Includes non-current financial liabilities (excluding trade and other payables and provisions) of $3.8 billion.
(v)	Includes current financial liabilities (excluding trade and other payables and provisions) of $0.1 billion.

As at December 31, 2020, Trivium had net debt of $2.9 billion  (2019:  $2.8 billion).

The reconciliation of summarized financial information presented to the carrying amount of the Group’s interest in Trivium is set out below.

	2020	2019
	$'m	$'m
Group's interest in net assets of joint venture at January 1, 2020 / November 1, 2019 (vi)	375	412
Share of total comprehensive loss	(19)	(42)
Exchange	34	5
Carrying amount of interest in joint venture - December 31	390	375

(vi)  The Group used a comparable market multiples approach as adjusted for debt in order to assess the fair value of its 42% initial equity investment in Trivium of $412 million.

In respect of the Group’s equity accounted investment in Trivium, management has considered the carrying amount of the investment and concluded that it is fully recoverable as at December 31, 2020.

During the year ended December 31, 2020, Trivium management has updated the provisional fair values and useful lives for property, plant and equipment and intangible assets acquired upon formation of Trivium on October 31, 2019, resulting in measurement period adjustments that require recognition by Ardagh. As a result, the reported share of post-tax loss in equity accounted joint venture for the year ended December 31, 2020, includes adjustments for the two months ended December 31, 2019 related to depreciation and amortization, net of tax, arising from the revised fair values and useful lives determined for property, plant and equipment and intangible assets acquired. The impacts of these adjustments, on the reported share of post-tax loss in equity accounted joint venture is $6 million for the year ended December 31, 2020.

The Group is party to a Mutual Services Agreement (“MSA”) with Trivium, pursuant to which the Group and Trivium provide services to each other. The services generally relate to administrative support in respect of treasury activities, tax reporting, procurement and logistics, R&D and certain IT services. The MSA provides for the sharing of certain facilities leased by the Group in connection with the provision of services, with appropriate segregation in place between the Group’s entities and Trivium.

The Group recognized net income of $19 million in respect of the MSA in the year ended December 31, 2020 respectively (December 31, 2019: $3 million).

At December 31, 2020, the Group had no significant related party balances outstanding with Trivium reflected within trade and other receivables and trade and other payables.

At December 31, 2019, as previously reported, the Group had related party balances outstanding with Trivium reflected within trade and other receivables of $40 million and trade and other payables of $9 million.

In May 2020, the Group, as lender, entered into a credit facility (the “Trivium Credit Facility”) with Trivium, as borrower. The amount under the Trivium Credit Facility is $57 million, which stepped down to $36 million on December 15, 2020. The Trivium Credit Facility matures on April 30, 2021, with an option to extend to October 31, 2021. At December 31, 2020, the amount outstanding under the Trivium Credit Facility was $nil.